LOANS AND BORROWINGS - Type of short-term borrowings (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2020	Dec. 31, 2019
Short-term borrowings by type
Unsecured short-term borrowings	¥ 70,000	¥ 80,000
Secured short-term borrowings	664,208	317,213
Short-term borrowings	¥ 734,208	¥ 397,213